Investment in long term leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Financing Receivables [Text Block]

Note 7 – Investment in long term leases

Long-term leases recorded on the consolidated financial statements were $3,759 at September 30, 2021 and $3,995 at December 31, 2020, respectively. One of the leases owned by AEFC was paid in full by the customer during the year ended December 31, 2020.

Note 7 – Investment in long term leases

Long term leases recorded on the consolidated financial statements were $3,995 at December 31, 2020 and $4,136 at December 31, 2019 respectively. During the year ended December 31, 2020 one of the leases owned by AEFC was paid in full by the customer.